Note 11 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Stock options activity	Weighted average exercise price (C$/option)

Outstanding, January 1, 2022	988,727	16.77
Granted	230,089	18.86
Exercised for cash	(100,678)	13.79
Exercised cashless	(105,344)	16.52

Outstanding, December 31, 2022	1,012,794	17.56
Granted	236,928	16.42
Expired	(20,000)	19.41
Forfeited	(13,564)	18.35
Exercised for cash	(28,787)	14.34

Outstanding, December 31, 2023	1,187,371	17.37

Disclosure of range of exercise prices of outstanding share options [text block]
Exercise price	Number	Number	Weighted avg. remaining
(C$/option)	Outstanding	Exercisable	contractual life (years)
13.46	209,432	209,432	0.28
14.98	239,333	239,333	1.16
16.09	6,021	-	4.25
16.43	223,039	-	4.25
17.02	100,000	33,333	3.38
20.20	110,998	37,794	3.27
21.26	50,000	33,333	2.92
21.29	9,191	3,063	3.27
21.57	189,357	189,357	1.94
23.53	50,000	33,333	2.05
13.46 - 23.53	1,187,371	778,978	2.24
Exercise price	Number	Number	Weighted average remaining
(C$/option)	outstanding	exercisable	contractual life (years)
21.40	1,706	1,706	0.55
21.68 - 21.93	9,986	9,986	0.62
25.80	4,264	4,264	0.05
21.40 - 25.80	15,956	15,956	0.46

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31,	December 31,
	2023	2022
Risk-free interest rate	3.53%	2.58%
Expected volatility	57%	61%
Expected dividend yield	nil	nil
Expected life (years)	3	3

Disclosure of other equity instruments [text block]
	RSU activity	Weighted average fair value (C$/RSU)

Outstanding, January 1, 2022	24,109	18.44
Granted	84,644	18.71
Exercised	(7,694)	13.79

Outstanding, December 31, 2022	101,059	18.47
Granted	56,425	16.42
Forfeited	(4,244)	17.07
Exercised	(54,985)	17.19

Outstanding, December 31, 2023	98,255	17.82
	PSU activity	Weighted average fair value (C$/PSU)

Outstanding, January 1, 2022	240,765	14.61
Granted	87,375	20.30
Forfeited	(6,567)	16.65
Exercised	(90,318)	11.53

Outstanding, December 31, 2022	231,255	17.91
Granted	156,861	16.42
Forfeited	(43,047)	19.71
Exercised	(57,620)	13.17
	-	-
Outstanding, December 31, 2023	287,449	17.78
	DSU activity	Weighted average fair value (C$/DSU)

Outstanding, January 1, 2022	469,373	14.15
Granted	37,037	18.49
Exercised	(86,295)	12.84
	-	-
Outstanding, December 31, 2022	420,115	14.80
Granted	78,474	14.81
Outstanding, December 31, 2023	498,589	14.80

Disclosure of earnings per share [text block]
	December 31,	December 31,
	2023	2022
Net earnings	48,656	17,594
Basic weighted average number of shares outstanding	102,486,986	98,420,906
Effect of dilutive common share equivalents:
Stock options	51,971	96,894
Restricted and performance share units	93,007	39,815
Diluted weighted average number of shares outstanding	102,631,964	98,557,615

Diluted earnings per share	$0.47	$0.18